Document and Entity Information	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	Gemini Therapeutics, Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39438
Entity Tax Identification Number	85-1612845
City Area Code	617
Local Phone Number	401-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Postal Zip Code	00000
Entity Central Index Key	0001816736
Amendment Flag	false